NOTE 10 – WARRANTS	12 Months Ended
Aug. 31, 2021
Note 10 Warrants
NOTE 10 – WARRANTS

NOTE 10 – WARRANTS

On December 9, 2019, January 8, 2020, January 17, 2020, March 12, 2020, and July 23, 2020 the Company issued warrants to EMA Financial, Peak One Opportunity, Crown Bridge, and Armada Partners in conjunction with their convertible notes (see Note 9). Classified as equity, these detachable warrants issued in a bundled transaction with convertible notes are accounted for separately as additional paid-in capital for the portion of the proceeds allocated to them. The allocation of the sales proceeds between the base instrument of convertible notes and the warrants are allocated based on the relative fair values of the base instrument of convertible notes and the warrants following the guidance in ASC 470-20-25-2.

On July 30, 2020, the Company issued $750,000 warrant shares to Peak One Opportunity in connection with the Equity Purchase Agreement, which is the “Financing Agreement” signed on July 30, 2020 to sell to Peak One up to $10,000,000 worth of the Company’s common stock over the period ending twenty-four (24) months after the date the Registration Statement.

The fair value of the stock warrants granted to EMA Financial was estimated at $106,540 on the date granted using the Black-Scholes pricing model, with the following assumption used for the valuation: exercise price of $12 per share, average risk-free interest rate of 0.89%, expected dividend yield of 0, remaining contractual life of 4.89 years, and an average expected volatility of 58.11%.

The fair value of the stock warrants granted to Peak One was estimated at $39,515 on the date granted using the Black-Scholes pricing model, with the following assumption used for the valuation: exercise price of $10 per share, average risk-free interest rate of 0.89%, expected dividend yield of 0, remaining contractual life of 4.78 years, and an average expected volatility of 57.51%. The fair value of the stock warrants granted to Crown Bridge (Tranche I) was estimated at $17,443 on the date granted using the Black-Scholes pricing model, with the following assumption used for the valuation: exercise price of $12.5 per share, average risk-free interest rate of 0.89%, expected dividend yield of 0, remaining contractual life of 4.86 years, and an average expected volatility of 57.97%.

The fair value of the stock warrants granted to Armada was estimated at $12,341 on the date granted using the Black-Scholes pricing model, with the following assumption used for the valuation: exercise price of $12.5 per share, average risk-free interest rate of 0.29%, expected dividend yield of 0, remaining contractual life of 4.78 years, and an average expected volatility of 61.54%.

The fair value of the stock warrants granted to Crown Bridge (Tranche II), issued on July 23, 2020 was estimated at $126,112 on August 31, 2020 using the Black-Scholes pricing model, with the following assumption used for the valuation: exercise price of $0.00905 per share, average risk-free interest rate of 0.28%, expected dividend yield of 0, remaining contractual life of 4.90 years, and an average expected volatility of 55.33%.

The fair value of the stock warrants granted to Peak One, a standalone warrant issued on July 30, 2020 was estimated at $45,722 on August 31, 2020 using the Black-Scholes pricing model, with the following assumption used for the valuation: exercise price of $0.1 per share, average risk-free interest rate of 0.27%, expected dividend yield of 0, remaining contractual life of 4.92 years, and an average expected volatility of 55.29%.

As of August 31, 2021, the Company exercised the following warrant shares to acquire common shares via cashless exercises as below:

Peak One warrant issued on December 9, 2019:

Date of Exercise	Anti Dilution Value of Warrant Shares	Anti Dilution Base (Exercise) Price (B)	Mkt Price (90 Day High Preceding Exercise date) (A)	# of WTS Shares Elected for purchase (Y)	Common Shares to be issued upon exercise (X) = Y(A-B)/A	Cashless Payment
July 20, 2020	$100,000	$ 0.0300	$ 21.00	250,358	250,000	$7,511
July 21, 2020	$92,489	$ 0.0300	$ 21.00	250,358	250,000	$7,511
July 23, 2020	$84,979	$ 0.0300	$ 21.00	250,358	250,000	$7,511
July 29, 2020	$77,468	$ 0.0300	$ 21.00	250,358	250,000	$7,511
August 4, 2020	$69,957	$ 0.0300	$ 21.00	250,358	250,000	$7,511
August 11, 2020	$62,446	$ 0.0300	$ 21.00	500,715	500,000	$15,021
August 21, 2020	$47,425	$ 0.0300	$ 21.00	500,715	500,000	$15,021
August 25, 2020	$32,403	$ 0.0205	$ 21.00	500,489	500,000	$10,260
August 31, 2020	$22,143	$ 0.0205	$ 21.00	500,489	500,000	$10,260
September 9, 2020	$11,883	$ 0.0205	$ 21.00	470,786	470,326	$9,651
Total				3,724,984	3,720,326	$ 97,768

Peak One warrant issued on July 30, 2020

Date of Exercise	Anti Dilution Value of Warrant Shares	Anti Dilution Base (Exercise) Price (B)	Market Price (90 Day High Preceding Exercise date) (A)	# of WTS Shares Elected for purchase (Y)	Common Shares to be issued upon exercise (X) = Y(A-B)/A	Cashless Payment
October 8, 2020	$75,000	0.01672	$10.00	750,000	748,746	$12,540
December 21, 2020	$62,460	0.00609	$0.068	2,564,039	2,344,407	$15,615
December 28, 2020	$46,845	0.00609	$0.068	2,564,039	2,344,407	$15,615
January 6, 2021	$31,230	0.00609	$0.068	5,128,079	4,668,814	$31,230
Total				11,006,157	10,086,374	$75,000

EMA Financial warrant issued on January 17, 2020:

Date of Exercise	Anti Dilution Value of Warrant Shares	Anti Dilution Base (Exercise) Price (B)	Market Price (90 Day High Preceding Exercise date) (A)	# of WTS Shares Elected for purchase (Y)	Common Shares to be issued upon exercise (X) = Y(A-B)/A	Cashless Payment
September 8, 2020	$375,000	0.00812	$17.00	2,400,002	2,398,856	$19,488
September 14, 2020	$355,512	0.00812	$17.00	2,950,000	2,948,951	$23,954
September 22, 2020	$331,558	0.00812	$10.00	3,400,000	3,397,239	$27,608
September 25, 2020	$303,950	0.00812	$10.00	3,600,000	3,597,077	$29,232
October 1, 2020	$274,718	0.00812	$10.00	4,150,000	4,146,630	$33,698
October 12, 2020	$241,020	0.00812	$6.50	4,600,000	4,594,254	$37,352
October 19, 2020	$203,668	0.00812	$6.50	4,800,000	4,794,004	$38,976
October 29, 2020	$164,692	0.00812	$2.02	5,200,000	5,179,097	$42,224
November 5, 2020	$122,468	0.00812	$0.60	5,500,000	5,425,567	$44,660
November 11, 2020	$77,808	0.00812	$0.43	5,700,000	5,592,363	$46,284
November 20, 2020	$31,524	0.00812	$0.30	3,882,264	3,777,184	$31,524
Total				46,182,266	45,851,222	$375,000

If the Market Price of one share of Common Stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to a cashless exercise, in lieu of a cash exercise, equal to the value of this Warrant determined in the manner described below (or of any portion thereof remaining unexercised) by surrender of this Warrant and a Notice of Exercise, in which event the Company shall issue to Holder a number of Common Stock computed using the formula of X = Y (A-B)/A, where X, Y, A, B are as below.

X = the number of Warrant Shares to be issued to Holder.

Y = the number of Warrant Shares that the Holder elects to purchase under this

Warrant (at the date of such calculation).

A = the Market Price (at the date of such calculation).

B = Exercise Price (as adjusted to the date of such calculation).

The exercise prices for all the warrants are subject to anti-dilution adjustments. If the Company issues common stocks under a purchase agreement, issue options, or convert notes to common stocks at a lower price than the warrant exercise prices while the warrants are still outstanding, such lower price is the base price that the warrant exercise price can be reduced to. As such, the Holder will receive additional warrant shares to keep the same warrant value as the original issuance before the exercise price is adjusted down.

A summary of the status of the Company’s warrants as of August 31, 2021 is presented below. The number of shares is adjusted in accordance with the anti-dilution adjustment and equals the original number of warrant shares times the original exercise prices divided by based prices. Base price is either the note conversion price or the share issuance price used by the Company while the warrants are outstanding.

	Number of warrants
	Original shares issued	Anti-dilution Adjusted
Warrants as of August 31, 2020	793,920	68,163,661
Warrants granted	—	—
Exercised, forfeited or expired	(793,920)	(68,163,661)
Outstanding as of August 31, 2021	—	—
Exercisable as of August 31, 2021	—	—

(1). Exercise price is reduced to the latest base price. Base price is either the note conversion price or the share issuance price, which the Company used while the warrants were outstanding.

(2). The number of shares is adjusted in accordance with the anti-dilution clause per the warrant agreement and equals the original number of warrant shares times the original exercise prices divided by base price.